Cover	Jan. 26, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 26, 2025
Entity File Number	333-188152
Entity Registrant Name	ZHEN DING RESOURCES INC.
Entity Central Index Key	0001594204
Entity Tax Identification Number	11-3350926
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	99 Ave De La Moselle
Entity Address, City or Town	Saint-Lambert
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	J4S 1W9
City Area Code	438
Local Phone Number	376-5317
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares
Trading Symbol	RBTK
Entity Emerging Growth Company	false